SHARE-BASED COMPENSATION (Details 5)	12 Months Ended
	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares
Sharebased Compensation Details 5Abstract
PSUs outstanding, beginning | shares	2,200,000	0
PSUs granted | shares	240,000	2,200,000
PSUs exercised | shares	(60,000)	0
PSUs forfeited | shares	(240,000)	0
PSUs outstanding, ending | shares	2,140,000	2,200,000
PSUs vested, ending | shares	380,000	0
PSUs outstanding, weighted average fair value, beginning | $	$ 0.65	$ 0
PSUs granted, weighted average fair value | $	0.69	0.65
PSUs exercised, weighted average fair value | $	0.65	0
PSUs forfeited, weighted average fair value | $	0.65	0
PSUs outstanding, weighted average fair value, ending | $	0.65	0.65
PSUs vested, weighted average fair value, ending | $	$ 0.65	$ 0